Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
- - - - - - -
POST-EFFECTIVE AMENDMENT NO. 123 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
- - - - - - -
PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
- - - - - - -
Telephone Number (515) 235-9154
- - - - - - -

Copy to:
JENNIFER A. MILLS		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392		1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
XX	immediately upon filing pursuant to paragraph (b) of Rule 485
_____	on (date) pursuant to paragraph (b) of Rule 485
_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____	on (date) pursuant to paragraph (a)(1) of Rule 485
_____	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment is being filed for the sole purpose of correcting the omission of the facing sheet from the filing that was submitted on February 28, 2013 (SEC Accession No. 0000898745-13-000071). The Amendment relates to the Registrant’s series with an October 31 fiscal year end and includes the following:
(1) Facing sheet;
(2) Explanatory Note;
(3) Facing sheet omitted from the February 28, 2013 filing,
(4) Parts A, B and C (incorporated by reference from the filing submitted on February 28, 2013), and
(5) signature pages.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for series with a fiscal year end of August 31

Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
- - - - - - -
POST-EFFECTIVE AMENDMENT NO. 122 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
- - - - - - -
PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
- - - - - - -
Telephone Number (515) 235-9154
- - - - - - -

Copy to:
JENNIFER A. MILLS		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392		1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__ on March 1, 2013 pursuant to paragraph (b) of Rule 485
____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
____ on (date) pursuant to paragraph (a)(1) of Rule 485
____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Amendment relates to the Registrant’s series with an October 31 fiscal year end and includes the following: (1) facing page; (2) Part A (the following three prospectuses, one for: (a) Classes A, B, C, and P shares; (b) Class J shares; and (c)
Classes Institutional, R-1, R-2, R-3, R-4, and R-5 shares); (3) Part B (a statement of additional information that includes each series with an October 31 fiscal year end), (4) Part C, and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for series with a fiscal year end of August 31.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 4th day of March,
2013.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
Chair, President and Chief Executive Officer

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ N. M. Everett	Chairman, President and	March 4, 2013
Chief Executive Officer
N. M. Everett	(Principal Executive Officer)

/s/ L. A. Rasmussen
	Vice President, Controller and	March 4, 2013
L. A. Rasmussen	Chief Financial Officer
(Principal Financial Officer and Controller)

/s/ M. J. Beer	Executive Vice President and Director	March 4, 2013
M. J. Beer

(E. Ballantine)*	Director	March 4, 2013
E. Ballantine

(L. T. Barnes)*	Director	March 4, 2013
L. T. Barnes

(K. Blake)*	Director	March 4, 2013
K. Blake

(C. Damos)*	Director	March 4, 2013
C. Damos

(M. A. Grimmett)*	Director	March 4, 2013
M. A. Grimmett

(F. S. Hirsch)*	Director	March 4, 2013
F. S. Hirsch

(T. Huang)*	Director	March 4, 2013
T. Huang

(W. C. Kimball)*	Director	March 4, 2013
W. C. Kimball

Signature	Title	Date

(D. Pavelich)*	Director	March 4, 2013
D. Pavelich

/s/ M. J. Beer
M. J. Beer
Executive Vice President and Director

* Pursuant to Power of Attorney
Previously Filed